Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$107,093,980.98	0.5658564	$95,733,466.88	0.5058304	$11,360,514.10
Total Securities	$107,093,980.98	0.1066397	$95,733,466.88	0.0953274	$11,360,514.10

Weighted Avg. Coupon (WAC)	4.76%		4.79%
Weighted Avg. Remaining Maturity (WARM)	20.43		19.65
Pool Receivables Balance	$130,247,251.91		$118,724,949.21
Remaining Number of Receivables	22,712		21,650

Adjusted Pool Balance	$128,807,892.73		$117,447,378.63

III.  COLLECTIONS

Principal:
Principal Collections	$11,334,788.68
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$143,910.36
Total Principal Collections	$11,478,699.04

Interest:
Interest Collections	$502,737.39
Late Fees & Other Charges	$25,953.33
Interest on Repurchase Principal	$-
Total Interest Collections	$528,690.72

Collection Account Interest	$533.62
Reserve Account Interest	$300.73
Servicer Advances	$-

Total Collections	$12,008,224.11

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$12,008,224.11
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,008,224.11

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$108,539.38		$108,539.38	$108,539.38
Collection Account Interest					$533.62
Late Fees & Other Charges					$25,953.33
Total due to Servicer					$135,026.33

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$116,018.48		$116,018.48

Total Interest:		$116,018.48		$116,018.48	$116,018.48

Available Funds Remaining:					$11,757,179.30

3. Regular Principal Distribution Amount:					$11,360,514.10

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$11,360,514.10
Class A Notes Total:	$11,360,514.10	$11,360,514.10
Total Noteholders Principal		$11,360,514.10

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			396,665.20

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,439,359.18
Beginning Period Amount	$1,439,359.18
Current Period Amortization	$161,788.60
Ending Period Required Amount	$1,277,570.58
Ending Period Amount	$1,277,570.58
Next Distribution Date Amount	$1,128,185.41

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	16.86%	18.49%	18.49%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.30%	21,281	97.29%	$115,511,256.04
30 - 60 Days	1.43%	309	2.24%	$2,663,230.76
61 - 90 Days	0.22%	48	0.36%	$431,027.07
91 + Days	0.06%	12	0.10%	$119,435.34
		21,650		$118,724,949.21
Total
Delinquent Receivables 61 + days past due	0.28%	60	0.46%	$550,462.41
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	77	0.50%	$650,930.62
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	95	0.60%	$847,913.69
Three-Month Average Delinquency Ratio	0.34%		0.52%

Repossession in Current Period		16		$115,374.50
Repossession Inventory		33		$50,868.81

Charge-Offs
Gross Principal of Charge-Off for Current Period				$187,514.02
Recoveries				$(143,910.36)
Net Charge-offs for Current Period				$43,603.66

Beginning Pool Balance for Current Period				$130,247,251.91

Net Loss Ratio				0.40%
Net Loss Ratio for 1st Preceding Collection Period				0.27%
Net Loss Ratio for 2nd Preceding Collection Period				0.85%
Three-Month Average Net Loss Ratio for Current Period				0.51%

Cumulative Net Losses for All Periods				$7,502,955.96
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$417,939.37
Number of Extensions				49